Notes Payable (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Notes Payable [Table Text Block]

(In thousands)	2011	2010

Advances with the FHLB with maturities ranging from 2012 to 2021 paying interest at monthly fixed
rates ranging from 0.66% to 4.95% ( 2010 - 3.52% to 4.95%)	$642,568	$385,000

Note issued to the FDIC paying interest monthly at an annual fixed rate of 2.50%	-	2,492,928

Term notes with maturities ranging from 2012 to 2016 paying interest semiannually
at fixed rates ranging from 5.25% to 7.86% ( 2010 - 5.25% to 13.00%)	278,309	381,133

Term notes with maturities ranging from 2012 to 2013 paying interest
monthly at a floating rate of 3.00% over the 10-year U.S. Treasury note rate	588	1,010

Junior subordinated deferrable interest debentures (related to trust preferred
securities) with maturities ranging from 2027 to 2034 with fixed interest	439,800	439,800
rates ranging from 6.125% to 8.327% (Refer to Note ##TPS)

Junior subordinated deferrable interest debentures (related to trust preferred securities) ($936,000 less discount of $465,963 as of 2011 and $491,019 at
2010) with no stated maturity and a contractual fixed interest rate of 5.00% until, but	470,037	444,981
excluding December 5, 2013 and 9.00% thereafter (Refer to Note ##TPS)[1]

Others	25,070	25,331
Total notes payable	$1,856,372	$4,170,183

Notes Payable Maturity Distribution Of Debt Securities Table [Text Block]
Year	(In thousands)
2012	$214,868
2013	98,800
2014	189,648
2015	36,096
2016	311,472
Later years	535,451
No stated maturity	936,000
Subtotal	2,322,335
Less: Discount	465,963
Total	$1,856,372